Employee Benefit Liabilities - Schedule of Defined Benefit Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee Option Plans [Abstract]
Defined benefit obligation	$ 81,216	$ 85,743
Fair value of plan assets	(70,978)	(75,316)
Net defined benefit liability	$ 10,238	$ 10,427